Note 5 - Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Inventory, Current [Table Text Block]
	As of December 31,
	2011	2012
Raw materials	€271	€332
Semi-finished goods	979	236
Finished goods	1,696	1,422
Total	€2,946	€1,990